Employee Benefit Expense - Schedule Employee Benefit Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Employee Benefit Expense [Line Items]
Wages and salaries	$ 8,333,777	$ 11,547,953	$ 10,342,192
Labor and health insurance fees	711,405	933,313	756,230
Pension	286,780	370,563	445,451
Share-based compensation expenses	201,908	1,077,176	346,122
Other personnel expenses	158,976	207,896	305,094
Total employee benefit expense	9,692,846	14,136,901	12,195,089
Cost of revenue [Member]
Schedule of Employee Benefit Expense [Line Items]
Wages and salaries	3,216,156	4,106,694	202,983
Labor and health insurance fees	244,552	84,518	20,413
Pension	114,287	54,565	11,942
Share-based compensation expenses
Other personnel expenses	4,505	3,243
Total employee benefit expense	3,579,500	4,249,020	235,338
Operating expenses [Member]
Schedule of Employee Benefit Expense [Line Items]
Wages and salaries	5,117,621	7,441,259	10,139,209
Labor and health insurance fees	466,853	848,795	735,817
Pension	172,493	315,998	433,509
Share-based compensation expenses	201,908	1,077,176	346,122
Other personnel expenses	154,471	204,653	305,094
Total employee benefit expense	$ 6,113,346	$ 9,887,881	$ 11,959,751